NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)
Net income from discontinued operations		$ 6,319,000
Weighted average common shares outstanding	15,544,032	38,736,615
Incremental shares from the:
Conversion of preferred stock Series A		48,000
Conversion of preferred stock Series B		594,048
Conversion of preferred stock Series C		12,148,653
Conversion of preferred stock Series D		5,214,411
Stock payables	588,354	1,664,000
assumed exercise of dilutive stock options		2,453,486
assumed exercise of dilutive stock warrants		6,901,474
Lock-Up Agreements - common stock equivalents		(5,711,111)
Dilutive potential common shares		38,736,616
Net earnings per share from discontinued operations:
Basic		$ 0.41
Diluted		$ 0.16